Common and Preferred Dividends Declared Per Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity Note [Line Items]
Common stock	$ 0.14	$ 0.04	$ 0.25
Class E preferred stock 8 7/8%		$ 0.555	$ 2.220
Common OP units	$ 0.143	$ 0.041	$ 0.025
Class E preferred OP units 8 7/8%		$ 0.555	$ 2.220